SHARE-BASED EMPLOYEE REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price US$
Outstanding at January 1, 2013	1,130,000	7.65
Granted	-	-
Forfeited	(20,000)	7.65
Exercised	-	-
Outstanding at December 31, 2013	1,110,000	7.65
Exercisable at December 31, 2013	832,500	7.65
Exercisable at December 31, 2014	1,110,000	7.65
Exercisable at December 31, 2015	1,110,000	7.65
Expired	(1,110,000)	7.65
Exercisable at December 31, 2016	-	-

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]	The following principal assumptions were used in the valuation:

Grant date		January 27, 2011
Vesting period ends		January 27, 2014
Share price at date of grant	US$	7.65
Exercise price at date of grant	US$	7.65
Volatility		65%
Option life		5 years
Dividend yield		0%
Risk-free interest rate		1.98%
Fair value at grant date	US$	3.52